Note 3 - Debt (Details Textual)		1 Months Ended	10 Months Ended	12 Months Ended
	Mar. 11, 2022 USD ($)	Apr. 30, 2020 USD ($)	Mar. 11, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	May 19, 2021 USD ($)	Apr. 12, 2021 USD ($)	Mar. 08, 2021 USD ($)
Proceeds from Issuance of Unsecured Debt				$ 0	$ 1,690,385
Gain (Loss) on Extinguishment of Debt, Total				1,706,614	(0)
Revolving Credit Facility [Member] | JPMorgan Chase Bank N.A. [Member]
Line of Credit Facility, Maximum Borrowing Capacity							$ 20,000,000	$ 10,000,000
ABL Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity				68,400,000
ABL Facility [Member] | JPMorgan Chase Bank N.A. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 75,000,000		$ 75,000,000	75,000,000		$ 40,000,000
Debt Instrument, Covenant, Borrowing Limit as Percent of Accounts Receivable	85.00%		85.00%
Debt Instrument, Covenant, Borrowing Limit, Factor Multiplied by the Net Orderly Liquidating Value of Inventory, Percentage	85.00%		85.00%
Debt Instrument, Covenant, Fixed Charge Coverage Ratio			1.10
Line of Credit Facility, Maximum Borrowing Capacity, Maximum Conditional Increase	$ 10,000,000		$ 10,000,000
Line of Credit Facility, Maximum Borrowing Capacity, Conditional Increase, Minimum Increments	$ 5,000,000		$ 5,000,000
Long-Term Line of Credit, Total				$ 18,436,457
Line of Credit Facility, Interest Rate at Period End				2.72%
ABL Facility [Member] | JPMorgan Chase Bank N.A. [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument, Basis Spread on Variable Rate	1.80%
Paycheck Protection Program CARES Act [Member]
Proceeds from Issuance of Unsecured Debt		$ 1,690,385
Gain (Loss) on Extinguishment of Debt, Total					$ 1,706,614
Paycheck Protection Program CARES Act [Member] | Nonoperating Income (Expense) [Member]
Gain (Loss) on Extinguishment of Debt, Total				$ 1,706,614